SUBSEQUENT EVENT (Tables)	9 Months Ended
Jun. 30, 2022
SUBSEQUENT EVENTS
Schedule of extension of warrant agreement	Warrant No./Class Issue Date No. Warrant Shares Exercise Price Original Expiration Date Amended Expiration Date Clayton A. Struve Warrant 08-14-2017 1,440,000 $0.25 08-13-2023 08-13-2024 Clayton A. Struve Warrant 12-12-2017 1,200,000 $0.25 12-11-2023 12-11-2024 Clayton A. Struve Warrant 08-04-2016 1,785,715 $0.25 08-04-2023 08-04-2024 Clayton A. Struve Warrant 02-28-2018 1,344,000 $0.25 02-28-2023 02-28-2024